Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The summary of significant accounting policies presented below is designed to assist in understanding our condensed consolidated financial statements. Such condensed consolidated financial statements and the accompanying notes are the representations of our management, who are responsible for their integrity and objectivity. These accounting policies conform to U.S. generally accepted accounting principles (“GAAP”) in all material respects and have been consistently applied in preparing our accompanying condensed consolidated financial statements.
Basis of Presentation
Our accompanying condensed consolidated financial statements include our accounts and those of our subsidiaries and any consolidated variable interest entities (“VIEs”). All inter-company balances and transactions have been eliminated in the accompanying condensed consolidated financial statements.
Interim Unaudited Financial Data
Our accompanying condensed consolidated financial statements have been prepared by us in accordance with GAAP in conjunction with the rules and regulations of the SEC. Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, our accompanying condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. Our accompanying condensed consolidated financial statements reflect all adjustments, which are, in our opinion, of a normal recurring nature and necessary for a fair presentation of our financial position, results of operations and cash flows for the interim periods. Interim results of operations are not necessarily indicative of the results to be expected for the full year; such results may be less favorable for the full year. Our accompanying condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements and the notes thereto included in our 2015 Annual Report on Form 10-K. There have been no significant changes to the Company’s significant accounting policies during the six months ended June 30, 2016, except as noted below regarding the adoption of U.S. Financial Accounting Standards Board (the “FASB”) Accounting Standards Update (“ASU”) 2015-02, Amendments to the Consolidation Analysis and ASU 2015-16, Business Combinations - Simplifying the Accounting for Measurement-Period Adjustments.
Principles of Consolidation
As of January 1, 2016, the Company adopted FASB ASU 2015-02, Amendments to the Consolidation Analysis, as described below in “Recently Issued or Adopted Accounting Pronouncements”, which simplifies consolidation accounting by reducing the number of consolidation models and changing various aspects of current GAAP, including certain consolidation criteria for VIEs. The consolidated financial statements include the accounts of HTA and its subsidiaries and consolidated joint venture arrangements. The portions of the operating partnership not owned by HTA are presented as non-controlling interests in HTA’s consolidated balance sheets and statements of operations, consolidated statements of equity, and consolidated statements of changes in partners’ capital. The portions of other joint venture arrangements not owned by HTA are presented as redeemable non-controlling interests in HTA’s consolidated balance sheets. In addition, as described in Note 1 - Organization and Description of Business, certain third parties have been issued limited partner units in HTALP (“OP Units”). Holders of OP Units are considered to be non-controlling interest holders in HTALP and their ownership interests are reflected as equity in the consolidated balance sheets. Further, a portion of the earnings and losses of HTALP are allocated to non-controlling interest holders based on their respective ownership percentages. Upon conversion of OP Units to common stock, any difference between the fair value of common shares issued and the carrying value of the OP Units converted is recorded as a component of equity. As of June 30, 2016 and December 31, 2015, there were approximately 4.3 million and 1.9 million, respectively, of OP Units issued and outstanding.
VIEs are entities where investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or where equity investors, as a group, lack one of the following: (i) the power to direct the activities that most significantly impact the entity’s economic performance; (ii) the obligation to absorb the expected losses of the entity; and (iii) the right to receive the expected returns of the entity. We consolidate our investment in VIEs when we determine that we are the primary beneficiary. A primary beneficiary is one that has both: (i) the power to direct the activities of the VIE that most significantly impacts the entity’s economic performance; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE that could be significant to the entity. Our analysis of FASB ASU 2015-02 was concluded that the Company’s operating partnership and other joint venture arrangements are VIEs, as the limited partners in the related partnerships, although entitled to vote on certain matters, do not possess kick-out rights or substantive participating rights. Accordingly, the Company consolidates its interest in the operating partnership and other joint venture arrangements. Although, as the Company holds what is deemed a majority voting interest in the operating partnership and other joint venture arrangements, it qualifies for the exemption from providing certain of the disclosure requirements associated with investments in VIEs. The Company will evaluate on an ongoing basis the need to consolidate entities based on the standards set forth in GAAP as described above.
Investments in Real Estate
Depreciation expense of buildings and improvements for the three months ended June 30, 2016 and 2015 was $29.9 million and $24.7 million, respectively. Depreciation expense of buildings and improvements for the six months ended June 30, 2016 and 2015 was $55.6 million and $48.0 million, respectively.
Recently Issued or Adopted Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 is a comprehensive new revenue recognition model requiring a company to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (i.e., payment) to which the company expects to be entitled in exchange for those goods or services. In adopting ASU 2014-09, companies may use either a full retrospective or a modified retrospective approach. In July 2015, the FASB deferred the effective date of ASU 2014-09 to the first interim period within annual reporting periods beginning after December 15, 2017 along with the ability to early adopt as of the original effective date. We do not anticipate early adoption and we are evaluating the impact of adopting ASU 2014-09 on our consolidated financial statements.
In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis. ASU 2015-02 affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. The amendments in ASU 2015-02 affect the following areas: (i) limited partnerships and similar legal entities; (ii) evaluating fees paid to a decision maker or a service provider as a variable interest; (iii) the effect of fee arrangements on the primary beneficiary determination; (iv) the effect of related parties on the primary beneficiary determination; and (v) certain investment funds. ASU 2015-02 is effective for fiscal years and for interim periods within those fiscal years, beginning after December 15, 2015 with early adoption permitted. We adopted ASU 2015-02 as of January 1, 2016. The adoption had no material impact on our interests in joint venture arrangements. Accordingly, there was no material impact on previous or current reporting periods’ consolidated financial statements.
In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 changes the presentation of debt issuance costs by requiring these costs related to a recognized debt liability to be presented in the consolidated balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In August 2015, the FASB issued ASU 2015-15 to include the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. ASU 2015-03 and 2015-15 are effective for the fiscal years beginning after December 15, 2015, and requires retrospective application with early adoption permitted. We adopted ASU 2015-03 and 2015-15 as of December 31, 2015. As a result of the adoption, all deferred financing costs, excluding costs related to the unsecured revolving credit facility, were reclassed to debt. Unsecured revolving credit facility costs remain classified as an asset on our consolidated balance sheets and will continue to be amortized over the remaining term. The guidance requires retrospective adoption for all prior periods presented.
In September 2015, the FASB issued ASU 2015-16, Business Combinations - Simplifying the Accounting for Measurement-Period Adjustments. ASU 2015-16 eliminates the requirement that an acquirer in a business combination has to account for measurement-period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments during the period in which they determine the amount of the adjustment, including the effect on earnings of any amounts they would have recorded in previous periods if the accounting had been completed at the acquisition date. ASU 2015-16 is effective for fiscal years beginning after December 15, 2015. We adopted ASU 2015-16 as of January 1, 2016. As a result of the adoption there was no impact in the previous or current reporting periods’ consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 will supersede the existing guidance for lease accounting and states that companies will be required to recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. ASU 2016-02 requires qualitative and quantitative disclosures to supplement the amounts recorded in the financial statements so that users can understand the nature of the entity’s leasing activities, including significant judgments and changes in judgments. Within ASU 2016-02 lessor accounting remained fairly unchanged. In adopting ASU 2016-02, companies will be required to use a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. ASU 2016-02 is effective for the fiscal years beginning after December 15, 2018 with early adoption permitted. We do not anticipate early adoption, however, we are evaluating the impact of adopting ASU 2016-02 on our consolidated financial statements.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Compensation Accounting. ASU 2016-09 includes multiple provisions intended to simplify various aspects of accounting for share-based compensation which includes, but is not limited to, the requirement that excess tax benefits be recorded within the income statement as opposed to additional paid-in-capital and treated as an operating activity within the statement of cash flows. In addition, ASU 2016-09 allows companies to make an accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016 with early adoption permitted. We do not anticipate early adoption, however, we are evaluating the impact of adopting ASU 2016-09 on our consolidated financial statements.